Share based compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share based compensation
Number Of Stock Options, Outstanding, Beginning	421,000	1,169,500	1,297,000
Number Of Stock Options, Granted	62,660	46,000	100,000
Number Of Stock Options, Expired	(125,000)	(794,500)	(47,500)
Number Of Stock Options, Forfeited	0	0	(180,000)
Number Of Stock Options, Outstanding, Ending	358,660	421,000	1,169,500
Number Of Stock Options, Exercisable	358,660	421,000	1,119,000
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.83	$ 1.48	$ 1.58
Weighted Average Exercise Price, Granted	0.56	0.54	0.52
Weighted Average Exercise Price, Expired	(1.48)	(1.77)	(1.51)
Weighted Average Exercise Price, Forfeited	(0.00)	(0.00)	(1.70)
Weighted Average Exercise Price, Outstanding, Ending	0.56	0.83	1.48
Weighted Average Exercise Price, Exercisable	$ 0.56	$ 0.83	$ 1.52